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                            VAN KAMPEN EQUITY TRUST
                            ON BEHALF OF ITS SERIES
                            VAN KAMPEN UTILITY FUND

                   SUPPLEMENT DATED SEPTEMBER 14, 2000 TO THE
                         PROSPECTUS DATED JULY 28, 2000

    The Prospectus is hereby supplemented as follows:

    The section entitled "INVESTMENT ADVISORY SERVICES -- PORTFOLIO MANAGEMENT" is hereby deleted in its entirety and replaced with the following:

    PORTFOLIO MANAGEMENT. Christine Drusch, Senior Portfolio Manager, has been primarily responsible for managing the Fund's investment portfolio since January 1998. David McLaughlin has shared responsibility for the day-to-day management of the Fund's investment portfolio since October 1998. Sean Conner has assisted on the day-to-day management of the Fund's investment portfolio since September 2000.

    Ms. Drusch has been a Senior Vice President of the Adviser and Asset Management since December 1999, and prior to December 1999 she was a Vice President of the Adviser and Asset Management. Prior to December 1998, Ms. Drusch was an Assistant Vice President of the Adviser and Asset Management since September 1995. Prior to September 1995, Ms. Drusch was an Associate Portfolio Manager of Asset Management, and has worked for Asset Management since July 1991. Ms. Drusch has been affiliated with the Fund since August 1997.

    Mr. McLaughlin has been a Vice President of the Adviser and Asset Management since June 1995, and he was an Assistant Vice President of Asset Management since March 1994. Prior to June 1995, Mr. McLaughlin was a Senior Equity Trader for the Adviser. Mr. McLaughlin has worked for Asset Management since 1986. Mr. McLaughlin has been affiliated with the Fund since October 1998.

    Mr. Conner has been a Vice President of the Adviser and Asset Management since September 2000. Prior to September 2000, Mr. Conner was an Equity Analyst for USAA Investment Management Company from June 1997 to August 2000. Prior to June 1997, Mr. Conner was an Assistant Portfolio Manager with William C. Conner Foundation from September 1996 to May 1997, and a Risk Arbitrage Analyst for Q Investments LLP from August 1996 to May 1997. Prior to August 1996, Mr. Conner was an Equity Analyst with David Tice & Associates from May 1996 to August 1996. Mr. Conner has been affiliated with the Fund since September 2000.

                  RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE